Share-based payments - Summary of the Number and Weighted Average Purchase Prices Movements in RSU (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Number of RSUs, Beginning balance	1,272,790	1,033,814	795,694
Number of RSUs, Granted	651,005	728,784	528,004
Number of RSUs, Vested and settled	(471,455)	(294,238)	(209,671)
Number of RSUs, Forfeited	(34,708)	(195,570)	(80,213)
Number of RSUs, Ending balance	1,417,632	1,272,790	1,033,814